Investments - Changes in Equity Attributable to Intelsat and Equity Attributable to Noncontrolling Interests (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Changes In Equity Including Portion Attributable To Noncontrolling Interest [ Line Items]
Beginning Balance	$ (934,667)	$ (1,312,090)
Net income (loss)	236,506	(251,993)
Dividends paid to noncontrolling interests	(8,744)	(8,671)
Initial public offering, net of costs		542,796
Change in classification of certain equity awards		18,899
Share-based compensation	26,389	28,553
Declaration of preferred stock dividend	(9,917)	(10,196)
Postretirement/pension liability adjustment	(52,002)	57,283
Other comprehensive income	(132)	752
Ending Balance	(742,567)	(934,667)
Intelsat S.A. Shareholders' Deficit [Member]
Schedule Of Changes In Equity Including Portion Attributable To Noncontrolling Interest [ Line Items]
Beginning Balance	(975,353)	(1,357,760)
Net income (loss)	232,532	(255,680)
Initial public offering, net of costs		542,796
Acquisition of remaining interests in WP Com	2,215
Change in classification of certain equity awards		18,899
Share-based compensation	26,389	28,553	6,825
Declaration of preferred stock dividend	(9,917)	(10,196)
Postretirement/pension liability adjustment	(52,002)	57,283	(7,288)
Other comprehensive income	(132)	752
Ending Balance	(776,268)	(975,353)	(1,357,760)
Noncontrolling Interest [Member]
Schedule Of Changes In Equity Including Portion Attributable To Noncontrolling Interest [ Line Items]
Beginning Balance	40,686	45,670
Net income (loss)	3,974	3,687
Dividends paid to noncontrolling interests	(8,744)	(8,671)	(8,838)
Acquisition of remaining interests in WP Com	(2,215)
Ending Balance	$ 33,701	$ 40,686	$ 45,670